Revenues - Schedule of Revenues Disaggregated by Service Lines and Timing of Revenue Recognition (Details)	12 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Revenues
Revenues	$ 3,010,817	$ 2,367,181	$ 685,820	$ 5,022,071
Transferred at Point in Time [Member]
Revenues
Revenues				356,400
Transferred over Time [Member]
Revenues
Revenues	3,010,817	2,367,181	685,820	4,665,671
Software development service [Member]
Revenues
Revenues	3,010,817	2,367,181	685,820	4,532,571
Consulting and technical support services [Member]
Revenues
Revenues				133,100
Product Sales [Member]
Revenues
Revenues				$ 356,400